Prepaid expenses - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other prepaid costs	$ 35	$ 54	$ 36
Cara Therapeutics, Inc.
Prepaid expenses	1,592	529	8,154
Prepaid R&D clinical costs	5	13	7,245
Prepaid insurance	1,475	149	492
Other prepaid costs	$ 112	$ 367	$ 417